SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 17, 2017 USD ($) $ / shares	Jun. 28, 2016 USD ($) $ / shares	Dec. 31, 2018 USD ($)	May 17, 2017 ILS (₪) ₪ / shares	Jun. 28, 2016 ILS (₪) ₪ / shares
Shareholder Equity [Line Items]
Cash dividend declared, amount	$ 3,000	$ 3,000
Cash dividend declared, value per share | $ / shares	$ 0.34	$ 0.34
Cash dividend declared, declaration date	May 17, 2017	Jun. 28, 2016
Cash dividend declared, record date	Jun. 07, 2017	Jul. 28, 2016
Cash dividend declared, payment date	Jun. 21, 2017	Aug. 09, 2016
Incremental cost			$ 74
ILS [Member]
Shareholder Equity [Line Items]
Cash dividend declared, amount | ₪				₪ 10,800	₪ 11,500
Cash dividend declared, value per share | ₪ / shares				₪ 1.2	₪ 1.3